Columbia Variable Portfolio – Corporate Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 1.1%
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	102,743	102,692
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.534%	216,504	216,508
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month Term SOFR + 1.732% 04/16/2031	6.039%	500,000	500,911
Total			820,111
United States 7.1%
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	300,000	302,733
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.390%	199,474	199,139
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	500,000	501,835
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	584,119
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	348,454	349,829
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	280,846	282,262
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	116,786	116,583
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	66,805	67,439
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	436,015	435,749
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2024-5 Class C
10/15/2031	7.270%		410,734	416,971
Subordinated Series 2024-6 Class C
11/15/2031	7.068%		425,799	432,756
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class C
12/15/2031	7.095%		459,783	466,563
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%		30,084	30,289
Series 2023-3 Class A
12/16/2030	7.600%		21,960	21,985
Series 2024-1 Class A
07/15/2031	6.660%		187,319	189,270
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%		91,138	91,393
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%		251,094	255,099
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%		615,010	617,623
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%		45,361	45,568
Series 2023-1A Class A
04/15/2029	7.580%		80,551	81,034
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%		21,212	21,178
Total				5,509,417
Total Asset-Backed Securities — Non-Agency (Cost $6,304,040)				6,329,528

Commercial Mortgage-Backed Securities - Non-Agency(d) 0.7%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	257,636	326,274
United States 0.3%
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		300,000	167,156
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	63,310

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%		550,000	1,369
Total				231,835
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,336,383)				558,109

Corporate Bonds & Notes(d) 52.0%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	300,712
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	181,723
Total				482,435
Belgium 0.6%
Azelis Finance NV(a)
03/15/2028	5.750%	EUR	100,000	110,201
Elia Transmission Belgium SA(a)
01/16/2036	3.750%	EUR	200,000	213,813
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	105,382
Total				429,396
Bermuda 0.2%
Bacardi Ltd.(a)
05/15/2048	5.300%		160,000	140,758
Brazil 0.2%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	138,140
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%		62,000	59,466
09/15/2029	5.625%		17,000	16,854
1375209 BC Ltd.(a)
01/30/2028	9.000%		4,000	3,996
Air Canada(a)
08/15/2026	3.875%		17,000	16,642
Baytex Energy Corp.(a)
04/30/2030	8.500%		25,000	25,429
03/15/2032	7.375%		20,000	19,263
Bombardier, Inc.(a)
07/01/2031	7.250%		6,000	6,027
Enbridge, Inc.
04/05/2027	5.250%		14,000	14,180
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GFL Environmental, Inc.(a)
08/01/2028	4.000%		21,000	19,962
01/15/2031	6.750%		20,000	20,612
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,923
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%		4,000	4,089
03/15/2031	7.750%		26,000	27,204
Royal Bank of Canada(f)
10/18/2030	4.650%		78,000	77,368
02/04/2031	5.153%		42,000	42,514
Total				358,529
China 0.0%
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	27,968
France 1.6%
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	101,307
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	201,947
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	108,091
Iliad Holding SAS(a)
10/15/2028	7.000%		29,000	29,358
Iliad Holding SASU(a)
04/15/2030	5.375%	EUR	100,000	108,574
04/15/2032	7.000%		15,000	15,053
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	105,943
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	102,463
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	214,419
Valeo(a)
06/18/2025	1.500%	EUR	100,000	107,632
Veolia Environnement SA(a),(f),(g)
	2.250%	EUR	100,000	106,690
Total				1,201,477
Germany 4.7%
Allianz SE(a),(f)
Subordinated
07/25/2053	5.824%	EUR	100,000	119,125
Amprion GmbH(a)
09/23/2033	0.625%	EUR	400,000	336,406
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aroundtown Finance Sarl(f),(g)
	7.125%	EUR	100,000	108,054
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	307,094
Bayer AG(a)
05/26/2033	4.625%	EUR	100,000	112,447
Bayer AG(a),(f)
11/12/2079	3.125%	EUR	100,000	103,534
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	365,563
Dynamo Newco II GmbH(a)
10/15/2031	6.250%	EUR	100,000	109,556
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	425,199
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	300,000	296,446
HT Troplast GmbH(a)
07/15/2028	9.375%	EUR	100,000	112,675
IHO Verwaltungs GmbH(a),(h)
05/15/2028	8.750%	EUR	100,000	112,847
11/15/2032	8.000%		41,000	39,334
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	97,051
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	106,861
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	104,345
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	94,958
TUI Cruises GmbH(a)
04/15/2029	6.250%	EUR	100,000	111,644
Vertical Holdco GmbH(a)
07/15/2028	7.625%		8,000	8,012
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		28,000	27,511
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	94,463
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	105,713
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	152,364
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	98,128
ZF North America Capital, Inc.(a)
04/23/2032	6.875%		56,000	51,875
Total				3,601,205
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gibraltar 0.1%
888 Acquisitions Ltd.(a)
07/15/2027	7.558%	EUR	100,000	107,248
India 0.7%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		200,000	191,006
ReNew Wind Energy AP2/Power Pvt Ltd.(a)
07/14/2028	4.500%		200,000	186,649
Summit Digitel Infrastructure Ltd.(a)
08/12/2031	2.875%		200,000	173,456
Total				551,111
Ireland 0.3%
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	197,772
GGAM Finance Ltd.(a)
02/15/2027	8.000%		20,000	20,498
04/15/2029	6.875%		10,000	10,152
03/15/2030	5.875%		19,000	18,798
James Hardie International Finance DAC(a)
01/15/2028	5.000%		18,000	17,510
Total				264,730
Israel 0.1%
Teva Pharmaceutical Finance Netherlands II BV
05/09/2027	3.750%	EUR	100,000	107,589
Italy 1.1%
Autostrade per l’Italia SpA(a)
12/04/2028	2.000%	EUR	200,000	207,452
09/26/2029	1.875%	EUR	200,000	203,701
Fibercop SpA(a)
07/18/2036	7.200%		3,000	2,906
FIS Fabbrica Italiana Sintetici SpA(a)
08/01/2027	5.625%	EUR	100,000	108,049
Lottomatica SpA(a)
06/01/2028	7.125%	EUR	100,000	112,496
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	101,920
Telecom Italia SpA(a)
07/31/2028	7.875%	EUR	100,000	120,565
Total				857,089
Ivory Coast 0.3%
Ivory Coast Government International Bond(a),(i)
04/01/2036	8.075%		200,000	191,686

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jersey 0.0%
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%		8,000	8,163
Luxembourg 0.9%
Eurofins Scientific SE(a),(f),(g)
	6.750%	EUR	100,000	113,974
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	17,111
INEOS Finance PLC(a)
04/15/2029	6.375%	EUR	100,000	110,516
04/15/2029	7.500%		20,000	19,922
ION Trading Technologies Sarl(a)
05/30/2029	9.500%		20,000	20,134
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	110,743
Matterhorn Telecom SA(a)
09/15/2026	3.125%	EUR	100,000	107,240
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	107,853
Vivion Investments Sarl(a),(f),(h)
08/31/2028	6.500%	EUR	100,750	106,708
Total				714,201
Netherlands 1.2%
GTCR W Dutch Finance Sub BV(a)
01/15/2031	8.500%	GBP	100,000	136,980
ING Groep NV(a),(f)
02/01/2030	0.250%	EUR	200,000	192,593
MSD Netherlands Capital BV
05/30/2054	3.750%	EUR	100,000	98,362
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	102,591
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	107,858
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		14,000	13,790
08/15/2027	8.500%		13,000	12,947
United Group BV(a)
08/15/2028	4.625%	EUR	100,000	106,251
VZ Secured Financing BV(a)
01/15/2032	5.000%		77,000	66,867
VZ Vendor Financing II BV(a)
01/15/2029	2.875%	EUR	100,000	96,374
Total				934,613
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Peru 0.1%
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		60,000	59,806
Poland 0.3%
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,824
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	104,075
11/15/2029	3.875%		24,000	21,748
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	103,992
Total				238,639
Portugal 0.2%
EDP - Energias de Portugal SA(a),(f)
04/23/2083	5.943%	EUR	100,000	113,946
Saudi Arabia 0.5%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%		400,000	409,403
Spain 0.9%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	5.625%	EUR	100,000	109,262
02/15/2032	6.375%		25,000	24,204
Cirsa Finance International Sarl(a)
07/31/2028	7.875%	EUR	100,000	113,163
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		34,000	31,418
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	103,679
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	107,929
Repsol International Finance BV(a),(f),(g)
	3.750%	EUR	100,000	108,130
Telefonica Europe BV(a),(f),(g)
	3.875%	EUR	100,000	108,400
Total				706,185
Sweden 0.3%
Heimstaden AB(a)
03/06/2027	4.375%	EUR	100,000	102,133
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	106,579
Total				208,712
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Switzerland 0.1%
Dufry One BV(a)
04/18/2031	4.750%	EUR	100,000	109,844
Tanzania 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	184,180
United Arab Emirates 0.7%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	337,099
09/30/2040	2.940%		292,415	238,457
Total				575,556
United Kingdom 6.5%
Amber Finco PLC(a)
07/15/2029	6.625%	EUR	100,000	111,916
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%		22,000	22,444
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	128,410
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	297,910
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	126,301
Belron UK Finance PLC(a)
10/15/2029	5.750%		18,000	17,875
BP Capital Markets PLC(a),(f),(g)
	3.250%	EUR	200,000	215,181
Cadent Finance PLC(a)
03/11/2032	0.750%	EUR	100,000	89,026
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	188,794
CD&R Firefly Bidco PLC(a)
04/30/2029	8.625%	GBP	100,000	132,202
Co-operative Group Holdings Ltd.(a),(f)
07/08/2026	7.500%	GBP	100,000	131,177
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	126,664
DS Smith PLC(a)
07/26/2029	2.875%	GBP	170,000	200,204
07/27/2030	4.500%	EUR	300,000	341,325
Edge Finco PLC(a)
08/15/2031	8.125%	GBP	100,000	131,614
Heathrow Finance PLC(a)
03/01/2031	6.625%	GBP	100,000	128,126
HSBC Holdings PLC(f)
11/19/2030	5.286%		200,000	202,146
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 PLC(a)
03/15/2029	8.500%	EUR	100,000	113,347
03/15/2029	9.625%		42,000	43,618
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	108,165
Jerrold Finco PLC(a)
01/15/2027	5.250%	GBP	100,000	127,491
Kane Bidco Ltd.(a)
02/15/2027	5.000%	EUR	100,000	107,723
Market Bidco Finco PLC(a)
11/04/2027	5.500%	GBP	100,000	123,087
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	127,773
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	179,143
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	127,238
Pinnacle Bidco PLC(a)
10/11/2028	8.250%	EUR	100,000	113,353
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	127,135
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	126,788
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	100,000	111,091
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	107,107
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	200,000	157,738
01/18/2031	4.375%	EUR	100,000	79,786
Virgin Media Finance PLC(a)
07/15/2030	5.000%		18,000	15,343
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		15,000	14,210
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	115,935
01/31/2031	4.250%		26,000	22,385
07/15/2031	4.750%		38,000	33,128
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	109,380
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	259,223
Total				5,041,502
United States 29.1%
1261229 BC Ltd.(a),(i)
04/15/2032	10.000%		50,000	49,742

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
03/15/2029	4.800%	285,000	288,573
11/21/2029	3.200%	78,000	73,686
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	4,000	3,897
04/15/2029	5.000%	44,000	41,620
03/15/2033	7.375%	15,000	15,006
Acushnet Co.(a)
10/15/2028	7.375%	4,000	4,143
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	6,000	5,597
AEP Texas, Inc.
01/15/2050	3.450%	50,000	34,315
AG Issuer LLC(a)
03/01/2028	6.250%	15,000	14,754
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	31,000	31,777
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	15,000	14,345
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	9,000	9,262
Allegheny Technologies, Inc.
12/01/2027	5.875%	8,000	7,947
10/01/2029	4.875%	5,000	4,761
10/01/2031	5.125%	21,000	19,710
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	65,000	64,799
04/15/2028	6.750%	30,000	30,125
11/01/2029	5.875%	3,000	2,890
01/15/2031	7.000%	35,000	35,140
10/01/2031	6.500%	11,000	10,813
10/01/2032	7.375%	14,000	14,080
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	5,000	4,842
Alpha Generation LLC(a)
10/15/2032	6.750%	14,000	14,010
Amentum Escrow Corp.(a)
08/01/2032	7.250%	25,000	24,689
American Airlines, Inc.(a)
05/15/2029	8.500%	20,000	20,306
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	18,383	18,329
04/20/2029	5.750%	54,343	53,161
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	2,000	1,942
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	65,000	62,161
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2063	5.750%		71,000	69,174
Amsted Industries, Inc.(a)
03/15/2033	6.375%		6,000	5,963
AmWINS Group, Inc.(a)
02/15/2029	6.375%		20,000	20,153
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%		36,000	36,614
APA Corp.(a)
02/15/2055	6.750%		20,000	19,573
Arches Buyer, Inc.(a)
06/01/2028	4.250%		30,000	27,389
12/01/2028	6.125%		36,000	31,638
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%		8,000	8,001
04/01/2028	6.250%		11,000	11,004
09/01/2032	6.625%		12,000	12,049
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	97,539
09/01/2029	4.000%		61,000	51,980
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%		31,000	33,314
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		36,000	35,253
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,621
Ashland LLC(a)
09/01/2031	3.375%		25,000	21,503
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	101,405
AssuredPartners, Inc.(a)
01/15/2029	5.625%		9,000	8,980
02/15/2032	7.500%		17,000	18,155
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	99,762
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	107,568
07/15/2028	4.625%		21,000	20,279
11/01/2029	3.875%		27,000	24,925
Avient Corp.(a)
08/01/2030	7.125%		8,000	8,172
11/01/2031	6.250%		4,000	3,964
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%		14,000	13,612
02/15/2031	8.000%		19,000	18,532
Avis Budget Finance PLC(a)
07/31/2030	7.250%	EUR	100,000	105,491
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		17,000	15,574
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		3,000	2,948
Axon Enterprise, Inc.(a)
03/15/2030	6.125%		5,000	5,051
03/15/2033	6.250%		4,000	4,050
Ball Corp.
03/15/2028	6.875%		8,000	8,170
06/15/2029	6.000%		13,000	13,174
Bank of America Corp.(a),(f)
03/22/2031	0.694%	EUR	700,000	664,604
Bank of America Corp.(f)
07/21/2032	2.299%		370,000	316,060
Subordinated
09/21/2036	2.482%		3,000	2,498
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		16,000	16,574
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,989
08/01/2030	6.500%		23,000	24,208
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	320,201
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	151,311
03/15/2052	3.850%		45,000	34,658
Block, Inc.
06/01/2026	2.750%		30,000	29,103
Block, Inc.(a)
05/15/2032	6.500%		33,000	33,348
Boeing Co. (The)
08/01/2059	3.950%		109,000	74,223
Boyd Gaming Corp.(a)
06/15/2031	4.750%		17,000	15,682
Boyne USA, Inc.(a)
05/15/2029	4.750%		29,000	27,329
BP Capital Markets America, Inc.
11/17/2027	5.017%		25,000	25,405
11/17/2034	5.227%		110,000	110,560
Broadcom, Inc.
04/15/2028	4.800%		11,000	11,081
Broadcom, Inc.(a)
11/15/2036	3.187%		92,000	75,486
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		49,000	46,977
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	37,000	37,458
02/15/2032	6.500%	30,000	29,923
10/15/2032	6.000%	17,000	15,876
Campbell Soup Co.
03/23/2035	4.750%	60,000	57,525
Carnival Corp.(a)
03/01/2026	7.625%	20,000	20,003
03/01/2027	5.750%	20,000	20,010
08/01/2028	4.000%	15,000	14,340
08/15/2029	7.000%	7,000	7,314
03/15/2030	5.750%	25,000	24,898
02/15/2033	6.125%	25,000	24,631
Carrier Global Corp.
02/15/2030	2.722%	230,000	210,264
Caterpillar Financial Services Corp.
10/16/2026	4.450%	51,000	51,200
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	41,000	40,373
02/01/2028	5.000%	20,000	19,405
03/01/2030	4.750%	42,000	38,920
08/15/2030	4.500%	22,000	20,032
02/01/2031	4.250%	53,000	46,957
02/01/2032	4.750%	56,000	49,723
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	24,000	20,866
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	36,000	32,867
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	10,000	9,792
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	23,000	22,682
10/01/2028	6.500%	8,000	8,033
Celanese US Holdings LLC
04/15/2030	6.500%	6,000	5,958
07/15/2032	6.629%	8,000	8,217
04/15/2033	6.750%	37,000	35,929
11/15/2033	6.950%	17,000	17,767
Centene Corp.
12/15/2029	4.625%	16,000	15,330
02/15/2030	3.375%	16,000	14,482
10/15/2030	3.000%	312,000	272,974
08/01/2031	2.625%	51,000	42,916
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	22,000	19,306
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	25,000	21,680

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	9,563
03/15/2029	3.750%	7,000	6,444
03/15/2031	4.000%	9,000	8,048
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	75,000	61,998
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	11,000	11,011
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	25,000	27,305
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	7,000	7,211
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	25,000	23,884
04/15/2029	6.875%	19,000	12,298
05/15/2030	5.250%	38,000	31,337
02/15/2031	4.750%	10,000	7,899
01/15/2032	10.875%	4,000	3,954
Churchill Downs, Inc.(a)
04/01/2027	5.500%	7,000	6,943
05/01/2031	6.750%	9,000	9,068
Cigna Corp.
03/15/2050	3.400%	11,000	7,418
Cigna Group (The)
02/15/2054	5.600%	11,000	10,483
Cinemark USA, Inc.(a)
07/15/2028	5.250%	9,000	8,738
08/01/2032	7.000%	8,000	8,080
Citigroup, Inc.(f)
06/03/2031	2.572%	209,000	186,120
01/25/2033	3.057%	113,000	98,914
Civitas Resources, Inc.(a)
07/01/2028	8.375%	8,000	8,264
11/01/2030	8.625%	7,000	7,222
07/01/2031	8.750%	61,000	62,751
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	16,000	16,229
02/15/2030	6.750%	6,000	6,061
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	11,130
07/01/2029	4.875%	55,000	49,077
Clean Harbors, Inc.(a)
02/01/2031	6.375%	2,000	2,020
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	15,000	12,875
09/15/2028	9.000%	10,000	10,291
06/01/2029	7.500%	26,000	21,468
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	15,000	14,517
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%		33,000	31,976
02/15/2031	3.750%		51,000	44,868
01/15/2032	3.750%		9,000	7,715
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%		8,000	7,834
Cloud Software Group, Inc.(a)
09/30/2029	9.000%		81,000	80,768
06/30/2032	8.250%		47,000	47,762
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%		32,000	32,466
Clydesdale Acquisition Holdings, Inc.(a),(i)
04/15/2032	6.750%		25,000	25,164
CMS Energy Corp.
11/15/2025	3.600%		682,000	676,828
CNX Midstream Partners LP(a)
04/15/2030	4.750%		54,000	50,387
CNX Resources Corp.(a)
01/15/2029	6.000%		9,000	8,875
01/15/2031	7.375%		5,000	5,086
03/01/2032	7.250%		16,000	16,276
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%		22,000	21,730
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%		17,000	17,078
Comcast Corp.
03/01/2026	3.150%		82,000	81,027
10/15/2030	4.250%		150,000	147,125
Comstock Resources, Inc.(a)
03/01/2029	6.750%		6,000	5,866
03/01/2029	6.750%		5,000	4,870
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%		17,000	17,297
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		50,000	44,302
Constellation Brands, Inc.
08/01/2029	3.150%		14,000	13,062
05/01/2033	4.900%		24,000	23,423
Constellium SE(a)
06/15/2028	5.625%		28,000	27,154
04/15/2029	3.750%		28,000	25,416
08/15/2032	5.375%	EUR	100,000	106,331
08/15/2032	6.375%		21,000	20,515
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%		7,000	7,228
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%		31,000	26,443
01/15/2030	5.750%		11,000	5,832
12/01/2030	4.125%		41,000	29,723
12/01/2030	4.625%		18,000	8,881
02/15/2031	3.375%		11,000	7,855
11/15/2031	5.000%		5,000	2,435
CVS Health Corp.
07/20/2045	5.125%		147,000	128,199
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	107,517
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		21,000	20,880
DaVita, Inc.(a)
06/01/2030	4.625%		12,000	11,060
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%		49,000	50,742
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		18,000	17,914
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	196,422
DISH DBS Corp.(a)
12/01/2028	5.750%		17,000	14,354
DISH Network Corp.(a)
11/15/2027	11.750%		42,000	44,252
Dominion Energy, Inc.
03/15/2035	5.450%		99,000	99,000
DT Midstream, Inc.(a)
06/15/2029	4.125%		7,000	6,591
06/15/2031	4.375%		37,000	34,085
04/15/2032	4.300%		4,000	3,714
DTE Energy Co.
10/01/2026	2.850%		490,000	477,752
07/01/2027	4.950%		150,000	151,174
Duke Energy Corp.
09/01/2046	3.750%		195,000	143,661
EchoStar Corp.
11/30/2029	10.750%		40,723	42,806
EchoStar Corp.(h)
11/30/2030	6.750%		14,442	13,110
Edison International
11/15/2028	5.250%		24,000	23,671
Element Solutions, Inc.(a)
09/01/2028	3.875%		25,000	23,544
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%		11,000	10,849
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.375%	EUR	100,000	111,278
12/15/2030	6.625%		54,000	54,100
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%		15,000	15,083
Encompass Health Corp.
02/01/2028	4.500%		10,000	9,710
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,752
06/15/2030	5.950%		23,000	22,887
EQM Midstream Partners LP(a)
01/15/2029	4.500%		18,000	17,453
04/01/2029	6.375%		11,000	11,224
01/15/2031	4.750%		49,000	47,058
ERAC USA Finance LLC(a)
11/01/2025	3.800%		13,000	12,932
05/01/2028	4.600%		109,000	109,305
Esab Corp.(a)
04/15/2029	6.250%		11,000	11,165
Exelon Corp.
03/15/2052	4.100%		24,000	18,455
03/15/2053	5.600%		40,000	38,514
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		25,000	21,646
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	285,056
FirstEnergy Corp.
03/01/2050	3.400%		38,000	25,800
Focus Financial Partners LLC(a)
09/15/2031	6.750%		24,000	23,664
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	36,310
03/15/2043	5.450%		214,000	200,989
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,639
03/15/2031	8.625%		34,000	36,234
Gates Corp. (The)(a)
07/01/2029	6.875%		12,000	12,216
Gen Digital, Inc.(a)
04/01/2033	6.250%		19,000	18,940
General Mills, Inc.
01/30/2027	4.700%		9,000	9,031
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%		26,000	25,969
Gilead Sciences, Inc.
03/01/2026	3.650%		335,000	332,530
Glatfelter Corp.(a)
11/15/2031	7.250%		6,000	5,834

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(f)
01/28/2031	5.207%		46,000	46,623
07/21/2032	2.383%		13,000	11,132
10/21/2032	2.650%		95,000	82,094
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		10,000	9,279
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%		6,000	6,020
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%		41,000	42,689
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		1,000	997
Hanesbrands, Inc.(a)
02/15/2031	9.000%		7,000	7,379
HB Fuller Co.
10/15/2028	4.250%		27,000	25,610
HCA, Inc.
09/01/2030	3.500%		128,000	118,768
03/01/2035	5.750%		38,000	38,338
HealthEquity, Inc.(a)
10/01/2029	4.500%		19,000	17,807
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		19,000	17,114
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	7.875%	EUR	100,000	109,263
05/01/2029	8.750%		22,000	21,892
Herc Holdings, Inc.(a)
07/15/2027	5.500%		17,000	16,939
06/15/2029	6.625%		17,000	17,068
Hess Midstream Operations LP(a)
03/01/2028	5.875%		8,000	8,044
10/15/2030	5.500%		6,000	5,889
Hightower Holding LLC(a)
04/15/2029	6.750%		36,000	34,804
01/31/2030	9.125%		33,000	33,953
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		3,000	2,994
02/01/2031	6.000%		36,000	33,640
04/15/2032	6.250%		9,000	8,421
11/01/2033	8.375%		16,000	16,395
02/15/2035	7.250%		37,000	35,372
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		13,000	12,992
03/15/2033	5.875%		6,000	5,941
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		20,000	19,840
Honeywell International, Inc.
11/02/2034	4.125%	EUR	234,000	259,462
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HUB International Ltd.(a)
12/01/2029	5.625%		44,000	42,522
01/31/2032	7.375%		15,000	15,277
HUB International, Ltd.(a)
06/15/2030	7.250%		54,000	55,574
iHeartCommunications, Inc.(a)
05/01/2029	9.125%		10,527	8,439
05/01/2030	10.875%		8,308	4,131
08/15/2030	7.750%		7,120	5,271
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		15,000	14,982
Ingevity Corp.(a)
11/01/2028	3.875%		24,000	22,406
Innophos Holdings, Inc.(a)
06/15/2029	11.500%		30,350	31,526
Intel Corp.
03/25/2050	4.750%		40,000	32,212
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	269,708
IQVIA, Inc.(a)
05/15/2027	5.000%		15,000	14,800
01/15/2028	2.250%	EUR	100,000	102,724
05/15/2030	6.500%		9,000	9,167
Iron Mountain, Inc.(a)
09/15/2027	4.875%		39,000	38,217
03/15/2028	5.250%		26,000	25,427
07/15/2028	5.000%		15,000	14,550
01/15/2033	6.250%		10,000	9,915
JPMorgan Chase & Co.(f)
07/22/2030	4.995%		86,000	86,775
10/22/2030	4.603%		4,000	3,970
01/24/2031	5.140%		16,000	16,256
11/08/2032	2.545%		155,000	134,071
JPMorgan Chase & Co.(a),(f)
07/25/2031	1.001%	EUR	600,000	574,036
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,796
06/01/2031	4.500%		43,000	38,052
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,954
Kinder Morgan Energy Partners LP
09/01/2044	5.400%		40,000	36,917
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		35,000	35,714
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	424,629
L Brands, Inc.
06/15/2029	7.500%		7,000	7,177
11/01/2035	6.875%		16,000	16,196
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
10/01/2030	6.625%	5,000	5,074
L3Harris Technologies, Inc.
07/31/2033	5.400%	10,000	10,122
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	50,000	49,855
02/01/2027	4.250%	5,000	4,868
06/15/2029	4.750%	12,000	11,436
07/15/2031	7.000%	19,000	19,516
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	16,000	14,909
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	27,000	25,322
08/01/2031	8.250%	15,000	15,577
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,000	4,406
LifePoint Health, Inc.(a)
10/15/2030	11.000%	2,000	2,178
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	8,000	8,197
Lithia Motors, Inc.(a)
01/15/2031	4.375%	8,000	7,249
Lockheed Martin Corp.
08/15/2034	4.800%	16,000	15,752
Long Ridge Energy LLC(a)
02/15/2032	8.750%	24,000	23,209
Lowe’s Companies, Inc.
04/01/2052	4.250%	15,000	11,725
04/01/2062	4.450%	70,000	54,415
Madison IAQ LLC(a)
06/30/2028	4.125%	4,000	3,774
06/30/2029	5.875%	31,000	29,284
Mars, Inc.(a)
05/01/2055	5.700%	47,000	46,922
Masterbrand, Inc.(a)
07/15/2032	7.000%	5,000	4,997
Matador Resources Co.(a)
04/15/2028	6.875%	11,000	11,120
04/15/2032	6.500%	28,000	27,779
04/15/2033	6.250%	14,000	13,680
Match Group Holdings II LLC(a)
10/01/2031	3.625%	25,000	21,539
Match Group, Inc.(a)
12/15/2027	5.000%	27,000	26,436
06/01/2028	4.625%	7,000	6,718
McDonald’s Corp.
05/15/2030	4.600%	50,000	49,952
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%		16,000	16,164
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%		20,000	20,266
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		24,000	22,547
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		62,000	58,258
Morgan Stanley(f)
10/18/2030	4.654%		100,000	99,196
01/15/2031	5.230%		62,000	62,982
Subordinated
09/16/2036	2.484%		148,000	122,574
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	7,476
10/01/2029	5.250%		79,000	75,816
Nabors Industries Ltd.(a)
01/15/2028	7.500%		26,000	23,914
Nabors Industries, Inc.(a)
05/15/2027	7.375%		5,000	4,933
01/31/2030	9.125%		21,000	21,011
08/15/2031	8.875%		35,000	30,430
Navient Corp.
03/15/2028	4.875%		26,000	24,803
03/15/2029	5.500%		11,000	10,410
03/15/2031	11.500%		20,000	22,351
08/01/2033	5.625%		28,000	24,130
NCL Corp., Ltd.(a)
03/15/2026	5.875%		4,000	3,991
02/15/2029	7.750%		16,000	16,669
02/01/2032	6.750%		21,000	20,761
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%		32,000	34,692
NCR Corp.(a)
10/01/2028	5.000%		22,000	21,166
04/15/2029	5.125%		3,000	2,857
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		27,000	23,419
Netflix, Inc.
04/15/2028	4.875%		56,000	56,794
11/15/2028	5.875%		17,000	17,780
05/15/2029	4.625%	EUR	250,000	287,456
05/15/2029	6.375%		3,000	3,211
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	24,764
06/15/2030	4.875%		40,000	40,399

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%		3,000	3,019
05/15/2030	6.375%		8,000	7,797
05/15/2032	6.625%		8,000	7,791
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%		80,000	80,716
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%		36,000	34,652
09/15/2027	4.500%		79,000	73,602
01/15/2029	7.250%		16,000	15,771
NiSource, Inc.
05/01/2030	3.600%		36,000	34,093
02/15/2031	1.700%		59,000	49,397
Noble Finance II LLC(a)
04/15/2030	8.000%		15,000	14,988
Norfolk Southern Corp.
06/15/2026	2.900%		95,000	93,356
Northrop Grumman Corp.
02/01/2029	4.600%		43,000	43,143
Novelis Corp.(a)
01/30/2030	4.750%		33,000	30,700
08/15/2031	3.875%		12,000	10,425
Novelis, Inc.(a)
01/30/2030	6.875%		9,000	9,105
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	11,027
07/15/2029	5.750%		17,000	16,729
02/15/2031	3.625%		70,000	62,080
02/01/2033	6.000%		13,000	12,669
11/01/2034	6.250%		10,000	9,847
NuStar Logistics LP
06/01/2026	6.000%		20,000	20,050
04/28/2027	5.625%		24,000	23,868
Occidental Petroleum Corp.
08/01/2027	5.000%		5,000	5,019
10/01/2054	6.050%		68,000	63,809
Olympus Water US Holding Corp.(a)
10/01/2028	3.875%	EUR	100,000	102,859
10/01/2028	4.250%		24,000	22,174
11/15/2028	9.750%		41,000	42,610
10/01/2029	6.250%		29,000	25,506
06/15/2031	7.250%		36,000	35,425
OneMain Finance Corp.
05/15/2029	6.625%		34,000	34,108
03/15/2030	7.875%		18,000	18,659
09/15/2030	4.000%		16,000	14,121
05/15/2031	7.500%		17,000	17,295
11/15/2031	7.125%		7,000	7,051
03/15/2032	6.750%		20,000	19,628
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Optics Bidco SpA(a)
06/04/2038	7.721%		12,000	12,064
Organon & Co./Foreign Debt Co-Issuer BV(a)
04/30/2028	2.875%	EUR	100,000	102,645
Organon Finance 1 LLC(a)
04/30/2028	4.125%		19,000	17,758
04/30/2031	5.125%		25,000	21,818
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		29,000	28,429
01/15/2029	4.250%		9,000	8,337
03/15/2030	4.625%		18,000	16,439
02/15/2031	7.375%		6,000	6,248
Pacific Gas and Electric Co.
07/01/2050	4.950%		45,000	37,523
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		19,000	18,995
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%		34,000	34,622
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%		12,000	11,718
05/15/2029	4.875%		20,000	18,717
02/01/2030	7.000%		9,000	9,070
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		3,000	2,960
07/01/2029	4.125%		19,000	16,870
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%		11,000	11,099
PepsiCo, Inc.
02/07/2035	5.000%		90,000	90,813
Performance Food Group, Inc.(a)
09/15/2032	6.125%		10,000	9,959
Permian Resources Operating LLC(a)
01/15/2032	7.000%		76,000	77,827
02/01/2033	6.250%		12,000	11,961
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%		32,000	29,938
02/15/2029	7.750%		39,000	35,839
PG&E Corp.(f)
03/15/2055	7.375%		15,000	14,786
Picard Midco, Inc.(a)
03/31/2029	6.500%		43,000	41,805
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%		15,000	12,537
Playtika Holding Corp.(a)
03/15/2029	4.250%		16,000	14,120
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
04/15/2030	4.625%		29,000	27,079
09/15/2031	4.500%		28,000	25,365
02/15/2032	6.250%		17,000	17,108
10/15/2034	6.250%		11,000	10,830
Prestige Brands, Inc.(a)
01/15/2028	5.125%		11,000	10,804
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
10/31/2028	3.875%	EUR	100,000	106,365
04/01/2029	6.250%		25,000	24,940
04/30/2029	4.375%		29,000	27,728
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%		32,000	32,785
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		40,000	40,213
03/01/2033	6.750%		15,000	14,949
Raytheon Technologies Corp.
03/15/2027	3.500%		123,000	120,807
03/15/2032	2.375%		97,000	82,534
Resideo Funding, Inc.(a)
09/01/2029	4.000%		13,000	11,867
07/15/2032	6.500%		24,000	23,965
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		5,000	5,125
04/01/2032	6.500%		16,000	15,977
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%		34,000	33,458
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		10,000	9,786
09/15/2029	4.000%		9,000	8,086
Roblox Corp.(a)
05/01/2030	3.875%		34,000	30,960
Roche Finance Europe BV(a)
12/04/2036	3.586%	EUR	200,000	216,416
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%		15,000	13,836
03/01/2031	3.875%		27,000	24,225
10/15/2033	4.000%		54,000	46,306
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%		9,000	9,172
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%		20,000	19,994
09/30/2031	5.625%		20,000	19,648
03/15/2032	6.250%		9,000	9,085
02/01/2033	6.000%		24,000	24,015
RTX Corp.
05/18/2030	2.150%	EUR	150,000	152,647
Ryan Specialty LLC(a)
08/01/2032	5.875%		27,000	26,670
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		55,000	51,858
Scientific Games International, Inc.(a)
05/15/2028	7.000%		8,000	8,000
11/15/2029	7.250%		8,000	8,129
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%		12,000	10,533
Select Medical Corp.(a)
12/01/2032	6.250%		26,000	25,353
Sempra Energy
06/15/2027	3.250%		260,000	251,922
Sensata Technologies, Inc.(a)
07/15/2032	6.625%		13,000	12,905
Service Properties Trust(a)
11/15/2031	8.625%		11,000	11,603
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		18,000	17,339
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%		13,000	13,112
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	102,462
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		35,000	32,477
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		27,000	26,163
08/01/2027	5.000%		20,000	19,540
07/01/2030	4.125%		20,000	17,785
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		40,000	40,116
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%		29,000	29,247
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		5,000	5,009
SM Energy Co.
09/15/2026	6.750%		23,000	22,996
SM Energy Co.(a)
08/01/2029	6.750%		13,000	12,819
08/01/2032	7.000%		24,000	23,621
Snap, Inc.(a)
03/01/2033	6.875%		28,000	28,009
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		14,000	14,967
11/15/2030	9.750%		13,000	14,365
Springleaf Finance Corp.
11/15/2029	5.375%		2,000	1,904
SS&C Technologies, Inc.(a)
06/01/2032	6.500%		14,000	14,160

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	9,000	9,004
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,845
Star Parent, Inc.(a)
10/01/2030	9.000%	58,000	57,327
Sunoco LP(a)
05/01/2029	7.000%	26,000	26,617
05/01/2032	7.250%	18,000	18,594
07/01/2033	6.250%	34,000	33,999
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	13,000	13,299
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	9,471
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	21,000	20,743
Tallgrass Energy Partners LP/Finance Corp.(a)
02/15/2029	7.375%	35,000	35,141
Tenet Healthcare Corp.
02/01/2027	6.250%	44,000	44,012
11/01/2027	5.125%	14,000	13,793
06/15/2028	4.625%	8,000	7,718
10/01/2028	6.125%	25,000	24,881
01/15/2030	4.375%	34,000	31,889
05/15/2031	6.750%	14,000	14,207
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	32,000	30,960
01/15/2030	4.750%	31,000	28,778
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	24,102
02/15/2031	2.875%	14,000	12,537
04/15/2031	3.500%	53,000	49,100
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,303
03/01/2029	6.375%	44,000	44,471
12/15/2030	6.875%	27,000	27,602
03/01/2032	6.625%	45,000	45,566
01/15/2033	6.000%	36,000	35,416
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	40,000	40,323
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	24,508	24,976
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	23,524	24,040
Transocean, Inc.(a)
05/15/2029	8.250%	10,000	9,765
05/15/2031	8.500%	15,000	14,587
UKG, Inc.(a)
02/01/2031	6.875%	42,000	42,621
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	11,000	10,816
04/15/2029	5.500%	2,000	1,928
UnitedHealth Group, Inc.
04/15/2034	5.000%	150,000	149,181
07/15/2064	5.750%	7,000	6,890
Univision Communications, Inc.(a)
08/15/2028	8.000%	27,000	27,115
06/30/2030	7.375%	10,000	9,598
US Bancorp(f)
06/12/2034	5.836%	57,000	58,856
US Foods, Inc.(a)
09/15/2028	6.875%	12,000	12,331
02/15/2029	4.750%	14,000	13,507
06/01/2030	4.625%	16,000	15,188
01/15/2032	7.250%	12,000	12,482
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	5,000	5,004
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	11,000	11,189
UWM Holdings LLC(a)
02/01/2030	6.625%	18,000	17,830
Vail Resorts, Inc.(a)
05/15/2032	6.500%	14,000	14,159
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	28,000	25,941
08/15/2031	4.125%	37,000	33,616
11/01/2033	3.875%	20,000	17,213
Venture Global LNG, Inc.(a),(f),(g)
	9.000%	41,000	38,805
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	14,000	15,011
01/15/2030	7.000%	15,000	14,781
06/01/2031	8.375%	27,000	27,365
02/01/2032	9.875%	36,000	38,247
Verizon Communications, Inc.
03/21/2031	2.550%	357,000	314,568
Viking Cruises Ltd.(a)
09/15/2027	5.875%	20,000	19,893
02/15/2029	7.000%	26,000	26,087
07/15/2031	9.125%	24,000	25,635
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	15,000	15,003
05/01/2029	4.375%	11,000	10,447
10/15/2031	7.750%	75,000	78,579
04/15/2032	6.875%	13,000	13,254
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	5,000	4,526
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2027	3.755%		10,000	9,754
05/17/2033	4.693%	EUR	238,000	250,841
03/15/2052	5.141%		4,000	2,916
03/15/2062	5.391%		51,000	36,811
Waste Pro USA, Inc.(a)
02/01/2033	7.000%		27,000	27,176
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%		37,000	37,180
Wells Fargo & Co.(f)
01/24/2031	5.244%		3,000	3,050
07/25/2034	5.557%		125,000	127,080
Wesco Distribution, Inc.(a)
03/15/2033	6.375%		11,000	11,054
WESCO Distribution, Inc.(a)
06/15/2028	7.250%		18,000	18,231
03/15/2029	6.375%		21,000	21,262
03/15/2032	6.625%		27,000	27,404
WEX, Inc.(a)
03/15/2033	6.500%		14,000	13,843
White Cap Buyer LLC(a)
10/15/2028	6.875%		35,000	33,623
Williams Companies, Inc. (The)
08/15/2028	5.300%		40,000	40,865
Williams Scotsman, Inc.(a)
06/15/2029	6.625%		9,000	9,104
04/15/2030	6.625%		6,000	6,063
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		28,000	28,529
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%		44,000	37,212
WR Grace Holdings LLC(a)
06/15/2027	4.875%		42,000	40,670
08/15/2029	5.625%		62,000	53,355
03/01/2031	7.375%		5,000	4,998
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		7,000	6,718
03/15/2033	6.250%		5,000	4,876
XHR LP(a)
05/15/2030	6.625%		7,000	6,879
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%		18,000	17,703
03/15/2033	8.625%		32,000	31,063
Zebra Technologies Corp.(a)
06/01/2032	6.500%		38,000	38,475
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		43,000	39,461
Total				22,574,674
Total Corporate Bonds & Notes (Cost $41,448,869)				40,338,785

Foreign Government Obligations(d),(j) 16.8%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	154,113
Australia 0.6%
NBN Co., Ltd.(a)
03/15/2029	4.125%	EUR	400,000	450,471
Azerbaijan 0.5%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		470,000	411,288
Brazil 0.5%
Brazilian Government International Bond
06/12/2030	3.875%		400,000	370,111
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		15,000	14,982
06/01/2027	5.250%		12,000	11,939
11/15/2028	8.500%		8,000	8,450
02/15/2030	9.000%		22,000	23,649
12/01/2031	7.000%		10,000	10,429
Total				69,449
Chile 0.4%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		200,000	135,896
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	207,490
Total				343,386
Colombia 0.8%
Colombia Government International Bond
01/30/2030	3.000%		400,000	340,471
04/15/2031	3.125%		200,000	162,224
06/15/2045	5.000%		200,000	134,923
Total				637,618

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(d),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.4%
Dominican Republic International Bond(a)
04/20/2027	8.625%		200,000	205,272
01/30/2060	5.875%		150,000	126,762
Total				332,034
Egypt 0.3%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	271,281
France 0.2%
Electricite de France SA(a),(f),(g)
	6.000%	GBP	100,000	128,635
Germany 1.1%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	426,786
08/15/2028	0.250%	EUR	190,000	193,083
Bundesrepublik Deutschland Bundesanleihe(a),(k)
02/15/2030	0.000%	EUR	250,000	242,170
Total				862,039
India 0.5%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	185,445
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	184,849
Total				370,294
Indonesia 0.8%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	398,393
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	198,897
Total				597,290
Ireland 0.4%
Permanent TSB Group Holdings PLC(a),(f)
06/30/2029	6.625%	EUR	250,000	296,645
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	250,374
06/15/2033	6.125%		200,000	177,519
Total				427,893
Kazakhstan 0.5%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		400,000	373,173
Foreign Government Obligations(d),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Luxembourg 0.2%
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	190,000	190,357
Mexico 1.3%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		200,000	165,202
Mexico Government International Bond
05/24/2031	2.659%		400,000	337,425
05/29/2031	7.750%	MXN	1,010,000	46,403
05/07/2036	6.000%		200,000	193,859
Petroleos Mexicanos
02/12/2048	6.350%		360,000	239,908
Total				982,797
Mongolia 0.2%
Mongolia Government International Bond(a)
07/07/2031	4.450%		200,000	169,813
Netherlands 0.7%
Stedin Holding NV(a),(f),(g)
	1.500%	EUR	150,000	156,138
TenneT Holding BV(a),(f),(g)
	2.374%	EUR	250,000	268,357
	4.875%	EUR	100,000	110,156
Total				534,651
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	149,949
Oman 0.3%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	206,864
Panama 0.7%
Panama Government International Bond
01/23/2030	3.160%		400,000	348,975
07/23/2060	3.870%		400,000	215,127
Total				564,102
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	171,861
Poland 0.3%
Republic of Poland Government International Bond
10/04/2033	4.875%		200,000	196,853
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(d),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar 0.5%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	394,328
Romania 0.8%
Romanian Government International Bond(a)
07/16/2031	2.124%	EUR	446,000	393,340
02/10/2037	7.500%		166,000	169,078
Romanian Government International Bond(a),(i)
07/11/2039	6.750%	EUR	46,000	49,055
Total				611,473
Saudi Arabia 1.0%
Gaci First Investment Co.(a)
10/13/2032	5.250%		300,000	301,306
02/14/2053	5.125%		250,000	214,074
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	286,541
Total				801,921
South Africa 0.4%
Republic of South Africa Government International Bond
09/30/2049	5.750%		400,000	294,387
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	327,380,000	226,517
Switzerland 0.4%
Swisscom Finance BV(a)
11/29/2031	3.500%	EUR	300,000	327,713
Turkey 0.5%
Turkey Government International Bond
01/14/2041	6.000%		200,000	163,510
Turkiye Government International Bond
05/15/2034	7.625%		200,000	201,589
Total				365,099
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		250,000	170,986
04/16/2050	3.875%		200,000	156,533
DP World PLC(a)
07/02/2037	6.850%		400,000	445,796
Total				773,315
Total Foreign Government Obligations (Cost $13,711,626)				13,057,720

Residential Mortgage-Backed Securities - Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.9%
Fannie Mae REMICS(b),(l)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.746%	420,793	53,895
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.190%	196,868	194,536
Federal National Mortgage Association(b),(l)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.596%	104,122	11,920
Federal National Mortgage Association(l)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	477,848	80,893
Freddie Mac REMICS(b)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.097%	100,000	100,716
Government National Mortgage Association(b),(l)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.766%	75,389	10,522
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.666%	54,783	6,212
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.616%	217,911	24,758
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.616%	269,952	35,473
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.866%	240,140	31,928

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.506%	478,927	41,514
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.262%	100,000	99,944
Total			692,311
Total Residential Mortgage-Backed Securities - Agency (Cost $736,041)			692,311

Residential Mortgage-Backed Securities - Non-Agency 10.6%

United States 10.6%
A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	682,560	690,247
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	614,530	606,623
CHNGE Mortgage Trust(a),(c)
CMO Series 2023-3 Class M1
07/25/2058	8.271%	300,000	305,369
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.621%	650,000	518,189
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	250,000	245,105
Homeward Opportunities Fund I Trust(a),(c)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	392,756
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	94,343	92,504
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	400,000	403,724
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	300,000	303,368
MFA Trust(f)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	483,495	484,855
New Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.990%	500,000	383,550
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	365,562	365,548
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	362,463	297,026
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	284,470	230,318
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.430%	248,000	243,921
PRET LLC(a),(f)
CMO Series 2024-NPL9 Class A2
12/25/2054	8.595%	350,000	351,748
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	207,232	207,025
PRPM LLC(a),(f)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	475,017	477,805
PRPM Trust(a),(c)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	250,000	241,424
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	397,109
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	500,000	490,040
Toorak Mortgage Trust(a),(c)
CMO Series 2025-RRTL1 Class M1
02/25/2040	6.791%	100,000	100,137
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	376,283
Total			8,204,674
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,043,583)			8,204,674

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Ascend Learning LLC(b),(m)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.175%	9,404	9,340
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.325%	32,010	31,593
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	14,776	14,737
Total			55,670
Total Senior Loans (Cost $56,052)			55,670

U.S. Treasury Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.3%
U.S. Treasury
05/31/2026	4.875%	1,000,000	1,009,375
Total U.S. Treasury Obligations (Cost $1,001,170)			1,009,375

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(n),(o)	4,294,032	4,293,174
Total Money Market Funds (Cost $4,293,180)		4,293,174
Total Investments in Securities (Cost $76,930,944)		74,539,346
Other Assets & Liabilities, Net		2,990,663
Net Assets		$77,530,009
At March 31, 2025, securities and/or cash totaling $401,422 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,935,000 GBP	3,703,098 USD	HSBC	04/11/2025	—	(88,109)
14,000 EUR	15,151 USD	Morgan Stanley	04/11/2025	5	—
20,713,000 EUR	21,713,181 USD	Morgan Stanley	04/11/2025	—	(694,660)
Total				5	(782,769)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	45	06/2025	USD	5,004,844	68,435	—
U.S. Treasury 5-Year Note	154	06/2025	USD	16,656,063	241,609	—
U.S. Treasury Ultra Bond	11	06/2025	USD	1,344,750	27,647	—
Total					337,691	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	USD	1,200,000	8,206	—	—	8,206	—

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $52,430,115, which represents 67.63% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a security in default.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(g)	Perpetual security with no specified maturity date.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Zero coupon bond.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	5,196,477	9,902,902	(10,806,177)	(28)	4,293,174	(59)	51,800	4,294,032
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7008_12_D01_(05/25)